COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
Purchase commitments	$ 919,719,752		$ 1,365,148,673		$ 13,088,843
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	20,415,660	[1]	51,095,125	[1]	7,018,226	[1]
Silicon raw materials [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	$ 899,304,092	[2]	$ 1,314,053,548	[2]	$ 6,070,617	[2]

[1]	Future payment required for purchase of property, plant and equipment are as follows: Twelve-month period ending December 31, 2013 $ 16,544,896 2014 $ 2,616,328 2015 $ 1,237,375 2016 $ 17,061 Total $ 20,415,660
[2]	As of December 31, 2012, the Group had entered into certain long-term silicon procurement contracts, under which the Group agreed to purchase silicon wafers in an aggregate quantity of approximately 986 million pieces over the next four years at the price determined monthly. Based on the prevailing market as of December 31, 2012, future payments required under these long-term supply agreements are as follows: Twelve-month period ending December 31, 2013 $ 196,328,195 2014 $ 233,710,127 2015 $ 234,632,885 2016 $ 234,632,885 Total $ 899,304,092